Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in VIH (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 50,308	₱ 51,546	₱ 53,364
Goodwill arising from acquisition	62,941	62,941
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 6,895	₱ 9,714
PCEV's noncontrolling interests	36.97%	36.63%
Share in net assets of MIH	₱ 2,549	₱ 3,558
Goodwill arising from acquisition	4,701	4,401
Carrying amount of interest in MIH	₱ 7,250	₱ 7,959